Supplemental Cash Flow Information (Schedule Of Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the year for
Interest and financing expenses (net of capitalization)	$ 9,612	$ 17,329	$ 15,884
Income taxes	$ 99,956	$ 96,919	$ 59,949